Note 8-Asset Purchase (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Aug. 11, 2016
Software and Software Development Costs
Finite-Lived Intangible Asset, Useful Life	3 years
Common Stock
Stock price		$ 2.10
Beta Killers LLC
Stock price	$ 0.22
Value of Original Investment	$ 221,000
Beta Killers LLC | Common Stock
Shares Issued	1,000,000